28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income		R$ 1,420	R$ 1,420
Dividends Withheld, Arising From The Profit For 2015 [Member]
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	R$ 623
Dividends Withheld, Arising From The Profit For 2014 [Member]
Disclosure of reserves within equity [line items]
Dividends withheld, arising from the net income	R$ 797